UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
BBH Money Market Fund
(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report
DECEMBER 31, 2009

BBH MONEY MARKET FUND

BBH MONEY MARKET FUND

PORTFOLIO ALLOCATION
December 31, 2009 (unaudited)

BREAKDOWN BY SECURITY TYPE AND OTHER ASSETS

	U.S. $ Value	Percent of Net Assets

Certificates of Deposit	$799,369,949	37.5%
Commercial Paper	419,356,883	19.7
Corporate Bonds	126,443,381	5.9
Municipal Bonds	595,781,507	28.0
Time Deposits	135,000,000	6.3
Cash and Other Assets in Excess of Liabilities	56,181,758	2.6

NET ASSETS	$2,132,133,478	100.0%

All data as of December 31, 2009. The BBH Money Market Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
December 31, 2009 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CERTIFICATES OF DEPOSIT (37.5%)
$23,200,000	Banco Bilbao Vizcaya Argentaria	02/11/10	1.205%	$23,200,131
4,000,000	Banco Bilbao Vizcaya Argentaria	03/19/10	0.905	4,000,042
33,000,000	Banco Bilbao Vizcaya Argentaria[1]	12/15/10	0.303	33,000,000
20,000,000	Bank of America	01/25/10	0.600	20,000,000
20,000,000	Bank of America	02/08/10	1.220	20,000,000
25,000,000	Bank of Montreal	01/19/10	0.200	25,000,000
30,000,000	Barclays Bank, Plc.	03/15/10	0.180	30,000,000
30,000,000	Barclays Bank, Plc.	09/13/10	1.240	30,000,000
14,000,000	BNP Paribas	01/04/10	0.200	14,000,000
21,000,000	BNP Paribas	02/16/10	0.840	21,000,000
25,000,000	BNP Paribas	07/01/10	0.380	25,000,000
15,000,000	Citibank NA	01/14/10	0.240	15,000,000
25,000,000	Citibank NA	02/18/10	0.380	25,000,000
20,000,000	Citibank NA	02/24/10	0.500	20,000,000
29,000,000	Deutsche Bank AG1	01/25/10	0.782	29,011,904
20,000,000	Deutsche Bank AG1	02/16/10	0.773	20,014,502
22,600,000	DnB NorBank ASA	02/11/10	1.380	22,600,000
15,000,000	DnB NorBank ASA	06/25/10	1.130	15,000,000
25,000,000	DnB NorBank ASA[1]	12/03/10	0.295	25,000,000
20,000,000	Nordea Bank Finland, Plc.	05/21/10	1.070	19,999,998
20,000,000	Nordea Bank Finland, Plc.	07/02/10	0.910	20,006,481
25,000,000	Rabobank Nederland NV	01/15/10	0.520	25,000,194
25,000,000	Rabobank Nederland NV	02/03/10	0.190	25,000,114
10,000,000	Rabobank Nederland NV	04/30/10	1.050	10,018,064
10,000,000	Royal Bank of Scotland, Plc.	03/26/10	0.730	10,011,650
15,000,000	Royal Bank of Scotland, Plc.	05/11/10	1.940	15,000,000
25,000,000	Royal Bank of Scotland, Plc.	09/13/10	1.400	25,003,492
22,500,000	Societe Generale	05/14/10	0.990	22,500,000
20,000,000	Societe Generale	10/19/10	0.630	20,000,000
20,000,000	Standard Chartered Bank	01/19/10	0.250	20,000,100
40,000,000	Standard Chartered Bank	05/13/10	0.450	40,001,463
60,000,000	Svenska Handelsbanken, Inc.	01/19/10	0.210	60,000,175
30,000,000	Toronto Dominion Bank	01/12/10	0.600	30,000,731

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2009	3

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2009 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CERTIFICATES OF DEPOSIT (continued)
$15,000,000	UBS AG	04/13/10	1.410%	$15,000,421
25,000,000	UBS AG	05/24/10	1.975	25,000,487

	Total Certificates of Deposit			799,369,949

	COMMERCIAL PAPER (19.7%)
16,250,000	Brown-Forman Corp.[2]	01/26/10	0.160	16,248,194
23,750,000	Brown-Forman Corp.[2]	01/27/10	0.160	23,747,256
20,945,000	City of Chicago, Illinois[2]	04/01/10	0.559	20,916,201
5,253,000	City of Dallas, Texas	03/03/10	0.350	5,253,000
10,000,000	De Kalb County, Georgia Development
	Authority	01/12/10	1.000	10,000,000
15,000,000	E.I. du Pont de Nemours & Co.[2]	06/15/10	0.401	14,972,500
15,000,000	E.I. du Pont de Nemours & Co.[2]	06/23/10	0.381	14,972,608
30,000,000	ING (US) Funding LLC[2]	01/27/10	0.401	29,991,333
30,000,000	ING (US) Funding LLC[2]	06/07/10	0.331	29,956,825
16,588,000	Johns Hopkins University	02/18/10	0.220	16,588,000
14,200,000	Johns Hopkins University	03/17/10	0.220	14,200,000
35,000,000	National Australia Funding
	Delaware, Inc.[2]	01/26/10	0.180	34,995,625
25,000,000	National Australia Funding
	Delaware, Inc.[2]	03/08/10	0.175	24,991,979
15,981,000	Nebraska State Public Power District[2]	02/10/10	0.284	15,976,028
20,000,000	Nordea North America, Inc.[2]	01/12/10	0.170	19,998,961
20,000,000	Societe Generale North America, Inc.[2]	01/04/10	0.531	19,999,117
10,600,000	Tennessee State School Bond
	Association	02/17/10	0.250	10,600,000
30,405,000	Tennessee State School Bond
	Association	03/18/10	0.250	30,405,000
20,000,000	UBS Finance Delaware LLC[2]	03/04/10	0.160	19,994,489
23,000,000	University of California[2]	01/12/10	0.233	22,998,384
22,560,000	University of California[2]	02/25/10	0.250	22,551,383

	Total Commercial Paper			419,356,883

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2009 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (5.9%)
$15,000,000	American Express Bank[1,3]	12/10/10	1.085%	$15,107,274
2,010,000	Berkshire Hathaway Finance Corp.	01/15/10	4.125	2,012,749
11,400,000	ConocoPhillips Co.	05/25/10	8.750	11,766,852
7,000,000	General Dynamics Corp.	08/15/10	4.500	7,166,526
30,000,000	General Electric Capital Corp.[1,3]	12/09/10	0.887	30,192,920
17,000,000	Hewlett-Packard Co.[1]	06/15/10	0.314	17,010,417
10,000,000	Oracle Corp.[1]	05/14/10	0.333	10,006,166
14,500,000	Praxair, Inc.[1]	05/26/10	0.346	14,500,000
8,375,000	Wal-Mart Stores, Inc.	01/15/10	4.000	8,386,990
2,000,000	Wal-Mart Stores, Inc.	07/01/10	4.125	2,037,038
8,250,000	Walt Disney Co.[1]	07/16/10	0.354	8,256,449

	Total Corporate Bonds			126,443,381

	MUNICIPAL BONDS (28.0%)
15,000,000	Bay Area Toll Authority[1]	01/07/10	0.200	15,000,000
1,700,000	Buncombe County, North Carolina[1]	01/07/10	0.320	1,700,000
2,000,000	Buncombe County, North Carolina[1]	01/07/10	0.320	2,000,000
2,000,000	Buncombe County, North Carolina[1]	01/07/10	0.320	2,000,000
25,000,000	California State Health Facilities
	Financing Authority[1]	01/06/10	0.200	25,000,000
2,000,000	California Statewide Communities
	Development Authority[1]	01/06/10	0.200	2,000,000
6,000,000	Charleston, South Carolina,
	Waterworks & Sewer[1]	01/07/10	0.250	6,000,000
2,250,000	Charlotte, North Carolina[1]	01/07/10	0.250	2,250,000
9,290,000	Charlotte, North Carolina[1]	01/07/10	0.250	9,290,000
7,800,000	Chicago, Illinois[1]	01/04/10	0.200	7,800,000
19,350,000	Chicago, Illinois, Board of Education[1]	01/04/10	0.200	19,350,000
6,200,000	Colorado Springs, Colorado[1]	01/07/10	0.180	6,200,000
10,000,000	Columbia, Alabama, Industrial
	Development Board Pollution Control[1]	01/04/10	0.180	10,000,000
25,500,000	Connecticut State Health & Educational
	Facility Authority[1]	01/06/10	0.200	25,500,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2009	5

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2009 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
$2,500,000	Delaware State Economic Development
	Authority[1]	01/07/10	0.250%	$2,500,000
5,000,000	Delaware State Economic Development
	Authority[1]	01/07/10	0.250	5,000,000
5,000,000	Georgia State Municipal Electric
	Authority	06/21/10	2.250	5,008,044
3,500,000	Guilford County, North Carolina[1]	01/07/10	0.250	3,500,000
17,150,000	Harris County, Texas, Health Facilities
	Development Corp.[1]	01/04/10	0.200	17,150,000
2,745,000	Houston, Texas, Higher Education
	Finance Corp.[1]	01/06/10	0.200	2,745,000
5,328,000	Illinois State Finance Authority[1]	01/07/10	0.180	5,328,000
9,915,000	Illinois State Finance Authority[1]	01/07/10	0.200	9,915,000
14,410,000	Kansas State Department of
	Transportation & Highway[1]	01/06/10	0.170	14,410,000
15,000,000	Kansas State Department of
	Transportation & Highway[1]	01/07/10	0.190	15,000,000
16,300,000	Massachusetts State Development
	Finance Agency[1]	01/07/10	0.250	16,300,000
11,100,000	Massachusetts State Health &
	Educational Facilities Authority[1]	01/07/10	0.150	11,100,000
16,940,000	Massachusetts State Health &
	Educational Facilities Authority[1]	01/07/10	0.150	16,940,000
18,300,000	Metropolitan Water District of Southern
	California[1]	01/06/10	0.170	18,300,000
19,775,000	Metropolitan Water District of Southern
	California[1]	01/07/10	0.150	19,775,000
20,695,000	Metropolitan Water District of Southern
	California[1]	01/07/10	0.220	20,695,000
12,000,000	Missouri State Development
	Finance Board[1]	01/04/10	0.200	12,000,000
3,600,000	Missouri State Health & Educational
	Facilities Authority[1]	01/04/10	0.180	3,600,000

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2009 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
$21,100,000	Missouri State Health & Educational
	Facilities Authority[1]	01/04/10	0.250%	$21,099,933
10,000,000	Missouri State Health & Educational
	Facilities Authority[1]	01/06/10	0.250	10,000,000
25,000,000	Missouri State Health & Educational
	Facilities Authority[1]	01/07/10	0.250	25,000,000
8,910,000	New Hampshire State Health &
	Education Facilities Authority[1]	01/06/10	0.150	8,910,000
3,900,000	New Jersey State Educational Facilities
	Authority[1]	01/06/10	0.220	3,900,000
4,690,000	New York State Dormitory Authority[1]	01/07/10	0.200	4,690,000
8,785,000	Newport Mesa, California, Unified
	School District	01/07/10	2.000	8,785,530
5,000,000	North Carolina State Capital Facilities
	Finance Agency[1]	01/07/10	0.210	5,000,000
6,400,000	North Carolina State Medical Care
	Commission[1]	01/07/10	0.200	6,400,000
2,500,000	Northampton County, Pennsylvania,
	Higher Education Authority[1]	01/07/10	0.170	2,500,000
5,550,000	State of Ohio[1]	01/06/10	0.150	5,550,000
3,700,000	Oklahoma State Capital Improvement
	Authority[1]	01/04/10	0.230	3,700,000
21,900,000	Oklahoma State Turnpike Authority[1]	01/04/10	0.200	21,900,000
3,470,000	Pennsylvania State Turnpike
	Commission[1]	01/07/10	0.230	3,470,000
21,140,000	Pennsylvania State Turnpike
	Commission[1]	01/07/10	0.240	21,140,000
7,900,000	Philadelphia, Pennsylvania, Hospitals &
	Higher Education Facilities Authority[1]	01/04/10	0.200	7,900,000
13,200,000	Philadelphia, Pennsylvania, Hospitals &
	Higher Education Facilities Authority[1]	01/04/10	0.200	13,200,000
6,200,000	Private Colleges & Universities
	Authority[1]	01/07/10	0.170	6,200,000
3,750,000	Raleigh, North Carolina[1]	01/06/10	0.210	3,750,000
10,000,000	Raleigh, North Carolina[1]	01/06/10	0.240	10,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2009	7

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2009 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
$20,000,000	San Diego County, California, Regional
	Transportation Commission[1]	01/07/10	0.230%	$20,000,000
2,870,000	Shaler Area, Pennsylvania, School
	District[1]	01/07/10	0.320	2,870,000
4,890,000	Tempe, Arizona[1]	01/06/10	0.240	4,890,000
6,900,000	Union County, North Carolina[1]	01/06/10	0.280	6,900,000
12,970,000	Union County, North Carolina[1]	01/07/10	0.170	12,970,000
10,000,000	Virginia State College Building Authority,
	Educational Facilities[1]	01/04/10	0.210	10,000,000
11,700,000	Washington State Health Care Facilities
	Authority[1]	01/04/10	0.210	11,700,000

	Total Municipal Bonds			595,781,507

	TIME DEPOSITS (6.3%)
50,000,000	Bank of Ireland	01/04/10	0.250	50,000,000
35,000,000	HSBC Bank	01/04/10	0.031	35,000,000
50,000,000	Royal Bank of Canada	01/04/10	0.010	50,000,000

	Total Time Deposits			135,000,000

TOTAL INVESTMENTS AT AMORTIZED COST			97.4%	$2,075,951,720
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.6	56,181,758

NET ASSETS			100.0%	$2,132,133,478

[1]

Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the December 31, 2009 coupon or interest rate.

[2]	Coupon represents a yield to maturity.
[3]	Guaranteed by the FDIC under the TLGP.

Abbreviations:

FDIC – Federal Deposit Insurance Corporation

TLGP – Temporary Liquidity Guarantee Program

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
December 31, 2009 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund adopted Accounting Standards Codification No. 820, Fair Value Measurements and Disclosures (“ASC 820”), effective July 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

—	Level 1 – unadjusted quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 12/31/2009

Certificates of Deposit	–	$799,369,949	–	$799,369,949
Commercial Paper	–	419,356,883	–	419,356,883
Corporate Bonds	–	126,443,381	–	126,443,381
Municipal Bonds	–	595,781,507	–	595,781,507
Time Deposits	–	135,000,000	–	135,000,000

Total	–	$2,075,951,720	–	$2,075,951,720

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2009	9

BBH MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009 (unaudited)

ASSETS:
Investments, at amortized cost	$2,075,951,720
Cash	53,732,631
Receivables for:
Interest	3,386,514
Other assets	7,864

Total Assets	2,133,078,729

LIABILITIES:
Payables for:
Investment advisory and administrative fees	369,281
Shareholder servicing fees	275,916
Custody and accounting fees	77,954
Dividends declared	27,998
Professional fees	27,458
Board of Trustees’ fees	177
Accrued expenses and other liabilities	166,467

Total Liabilities	945,251

NET ASSETS	$2,132,133,478

Net Assets Consist of:
Paid-in capital	$2,132,134,163
Over distributed net investment income	(116,585)
Accumulated net realized gain on investments	115,900

Net Assets	$2,132,133,478

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($1,196,126,016 ÷ 1,196,126,167 shares outstanding)	$1.00

INSTITUTIONAL SHARES
($936,007,462 ÷ 936,007,312 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

STATEMENT OF OPERATIONS
For the six months ended December 31, 2009 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$6,162,429

Expenses:
Investment advisory and administrative fees	2,905,425
Shareholder servicing fees	1,898,831
Custody and accounting fees	139,291
Board of Trustees’ fees	34,176
Professional fees	20,043
Miscellaneous expenses	325,807

Total Expenses	5,323,573
Expense offset arrangement	(997)
Investment advisory and administrative fee waiver	(364,377)

Net Expenses	4,958,199

Net Investment Income	1,204,230

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	78,862

Net Increase in Net Assets Resulting from Operations	$1,283,092

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2009	11

BBH MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended December 31, 2009 (unaudited)	For the year ended June 30, 2009

INCREASE IN NET ASSETS:
Operations:
Net investment income	$1,204,230	$26,151,063
Net realized gain on investments	78,862	146,084

Net increase in net assets resulting
from operations	1,283,092	26,297,147

Dividends and distributions declared:
From net investment income:
Regular Shares	(88,850)	(15,193,911)
Institutional Shares	(1,194,243)	(11,103,920)

From net realized gains:
Total dividends and distributions declared	(1,283,093)	(26,297,831)

From Fund Share (Principal) Transactions at
Net Asset Value of $1.00 per share:
Fund shares sold	1,492,725,420	3,902,488,244
Fund shares issued in connection with
reinvestments of dividends	436,956	9,968,094
Fund shares repurchased	(2,067,432,080)	(3,379,950,177)

Net increase (decrease) in net assets resulting
from fund share transactions	(574,269,704)	532,506,161

Total increase (decrease) in net assets	(574,269,705)	532,505,477

NET ASSETS:
Beginning of period	2,706,403,183	2,173,897,706

End of period (including undistributed net investment
income of $(116,585) and $(37,722), respectively)	$2,132,133,478	$2,706,403,183

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular share outstanding throughout each period

	For the six months ended December 31, 2009 (unaudited)	For the years ended June 30,
		2009	2008	2007	2006	2005
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	0.00 [2]	0.01	0.04	0.05	0.04	0.01
Less dividends and distributions:
From net investment income	0.00 [2]	(0.01)	(0.04)	(0.05)	(0.04)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	1.10%	3.77%	4.97%	3.76%	1.72%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,196	$1,717	$1,409	$1,172	$1,506	$1,258
Ratio of expenses to
average net assets	0.46%[3]	0.52%	0.51%	0.51%[4]	0.53%[4]	0.52%[4]
Expense reimbursement	0.05%[3,5]	–	–	–	–	–
Expense offset arrangement	0.00%[3,6]	0.00%[6]	0.00%[6]	–	–	–

Total Expenses	0.51%[3]	0.52%	0.51%	0.51%	0.53%	0.52%

Ratio of net investment income to
average net assets	0.01%[3,5]	1.07%	3.63%	4.79%[4]	3.75%[4]	1.70%[4]

[1]	Calculated using average shares outstanding for the year.
[2]	Less than 0.005.
[3]	Annualized.
[4]

Ratios include the Fund’s per share income, expenses paid by, and the expense offset arrangement, of the BBH US Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

[5]	During the six months ended December 31, 2009, the Investment Adviser waived fees and/or reimbursed expenses as a result of a Minimum Yield Agreement in the amount of $364,377.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT DECEMBER 31, 2009	13

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for an Institutional share outstanding throughout each period

	For the six months ended December 31, 2009 (unaudited)	For the years ended June 30,		For the period from January 26, 2007 (commencement of operations) to June 30, 2007
		2009	2008
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	0.00 [2]	0.01	0.04	0.02
Less dividends and distributions:
From net investment income	0.00 [2]	(0.01)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	0.11%	1.35%	4.02%	2.21%[3]
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$936	$989	$765	$1,140
Ratio of expenses to
average net assets	0.26%[4]	0.27%	0.26%	0.26%[4,5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	–

Total Expenses	0.26%[4]	0.27%	0.26%	0.26%

Ratio of net investment income to
average net assets	0.20%[4]	1.29%	3.86%	5.07%[4,5]

[1]	Calculated using average shares outstanding for the year.
[2]	Less than 0.005.
[3]	Inception to date return.
[4]	Annualized.
[5]

Ratios include the Fund’s per share income, expenses paid by, and the expense offset arrangement, of the BBH US Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (unaudited)

1.	Organization. BBH Money Market Fund (the “Fund”) is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end management investment company originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Fund established a new class of shares designated as “Institutional Shares”. Institutional Shares opened on December 19, 2006 and commenced operations on January 26, 2007. Regular Shares and Institutional Shares have different operating expenses. At December 31, 2009, there were four series of the Trust.

Prior to June 12, 2007, the Fund invested all of its investable assets in the BBH U.S. Money Market Portfolio (the “Portfolio”), a diversified, open-end management investment company having the same investment objectives as the Fund. Effective June 12, 2007, the Fund redeemed its shares of the Portfolio and began investing its assets directly. There were no changes to the Fund’s investment policies and restrictions. The Fund recorded its share of the Portfolio’s income and expenses daily until the date of the redemption.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The following summarizes the significant accounting policies of the Fund:

	A.	Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act.

	B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

	C.	Fund Expenses. Expenses are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses are then recognized as incurred.

	D.	Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the

FINANCIAL STATEMENT DECEMBER 31, 2009	15

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 (unaudited)

sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund’s custodian or sub-custodian will take possession of the securities collateralizing the repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements is included in the Portfolio of Investments.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at December 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the period ended December 31, 2009, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 (unaudited)

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are declared daily and paid monthly to shareholders. The Fund declared dividends in the amounts of $88,850 and $1,194,243 to Regular and Institutional shareholders, respectively, during the six months ended December 31, 2009. The tax character of distributions paid during the fiscal years ended June 30, 2009 and 2008, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid

2009:	$26,297,831	–	$26,297,831	$26,297,831
2008:	95,961,462	–	95,961,462	95,961,462

As of June 30, 2009 and 2008, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2009:	$ 37,038	–	$ 37,038	–	–	–	$ 37,038
2008:	239,167	–	239,167	–	–	–	239,167

As of December 31, 2009, the Fund did not have a net capital loss carryforward.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H.	U.S. Treasury Temporary Guarantee Program. During the six months ended December 31, 2009, the Fund participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, amounts held in the Fund by shareholders as of the close of business on September 19, 2008 were guaranteed against loss under the Program in the event that the Fund’s net asset value per share fell below $0.995 and remained below $0.995 until the Fund was liquidated (a “Guarantee Event”). In the event

FINANCIAL STATEMENT DECEMBER 31, 2009	17

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 (unaudited)

that a Guarantee Event was triggered, a shareholder’s shares covered by the Program would have been the lesser of (i) the amount held in the Fund as of close of business on September 19, 2008, or (ii) the amount held in the Fund on the date the Program’s guarantee was triggered. In this event and subject to the limitations of the Program, a shareholder who remained invested in the Fund since September 19, 2008 would have received an increase in his or her account value with respect to each covered share of the Fund, equal to the difference between the amount received in the liquidation and $1.00 per share. The extension period for the Program commenced on May 1, 2009 and terminated on September 18, 2009 (the “Extension Period”). Participation in the Extension Period required payment to the U.S. Department of Treasury in the amount of 0.015% based on the net asset value of the Fund as of September 19, 2008.

	I.	Accounting Developments. In March 2008, ASC 815 Derivatives and Hedging (“ASC 815”), was issued and is effective for fiscal years beginning after November 15, 2008. ASC 815 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on performance. ASC 815 also requires disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The Fund has adopted ASC 815 and management determined there is no material impact to the financial statements for the period ended December 31, 2009.

3.	Fees and Other Transactions with Affiliates.

Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department the (“SID”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. BBH has a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC receives compensation paid by BBH. For the period ended December 31, 2009, the Fund incurred $2,905,425 for investment advisory and administrative services.

Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, the SID voluntarily began to waive its Investment Advisory and Administrative Fee to credit daily to the Fund an amount which would maintain the daily basis point return to the Fund at a minimum of 1 basis point. The amount credited each day will be offset to the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of the SID. For the period ended December 31, 2009, this fee waiver amount was $364,377.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 (unaudited)

Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Regular shares’ average daily net assets. For the period ended December 31, 2009, the Fund incurred $1,898,831 for shareholder servicing services.

Custody and Accounting Fees. BBH acts as a custodian and fund accountant and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the period ended December 31, 2009, the Fund incurred $139,291 for custody and accounting services. These fees were reduced by $997 as a result of an expense offset arrangement with the Fund’s custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to the custody agreement the Fund will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Fund for the period ended December 31, 2009 was $597.

Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended December 31, 2009, the Fund incurred $34,176 for Trustees’ fees.

FINANCIAL STATEMENT DECEMBER 31, 2009	19

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 (unaudited)

4.	Capital Stock. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of capital stock, at no par value. Transactions in shares of capital stock were as follows:

	For the six months ended December 31, 2009 (unaudited)		For the year ended June 30, 2009
	Shares	Dollars	Shares	Dollars
Regular Shares
Fund shares sold	689,846,583	$689,846,583	2,484,068,377	$2,484,068,377
Fund shares issued in
connection with
reinvestments of
dividends	26,359	26,359	5,639,074	5,639,074
Fund shares repurchased	(1,210,792,044)	(1,210,792,044)	(2,181,610,983)	(2,181,610,983)

Net increase (decrease)	(520,919,102)	$(520,919,102)	308,096,468	$308,096,468

Institutional Shares
Fund shares sold	802,878,837	$802,878,837	1,418,419,867	$1,418,419,867
Fund shares issued in
connection with
reinvestments of
dividends	410,597	410,597	4,329,020	4,329,020
Fund shares repurchased	(856,640,036)	(856,640,036)	(1,198,339,195)	(1,198,339,194)

Net increase (decrease)	(53,350,602)	$(53,350,602)	224,409,692	$224,409,693

5.	Principal Risk Factors and Indemnifications.

Principal Risk Factors. A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) risks associated with investing a significant portion of its assets in bank obligations (concentration risks) or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 (unaudited)

Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.	Subsequent Event

In accordance with the provisions set forth in ASC 855 Subsequent Events (“ASC 855”) adopted by the Fund as of October 31, 2009, management has evaluated the possibility of subsequent events through February 26, 2010.

Effective January 31, 2010, BBH has terminated the sub-administration services agreement with FSC.

FINANCIAL STATEMENT DECEMBER 31, 2009	21

BBH MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES
December 31, 2009 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
December 31, 2009 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period July 1, 2009 to December 31, 2009[1]

Regular Shares
Actual	$1,000	$1,000.10	$2.32
Hypothetical[2]	$1,000	$1,022.89	$2.35

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2009 to
	July 1, 2009	December 31, 2009	December 31, 2009[1]

Institutional Shares
Actual	$1,000	$1,001.10	$1.31
Hypothetical[2]	$1,000	$1,023.89	$1.33

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.46% and 0.26% for Regular and Institutional shares, respectively, multiplied by 184/365 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT DECEMBER 31, 2009	23

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION
December 31, 2009 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

At a meeting held in person on December 8, 2009, the Board of Trustees (the “Board”) of the Trust, all of whom are not “interested persons,” as defined in the 1940 Act, of the Trust or the Investment Adviser, unanimously approved for an annual period the continuance of the Investment Advisory and Administrative Services Agreement (the “Agreement”) which had been approved by shareholders on May 23, 2007. Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received materials relating to services provided by the Investment Adviser under the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. The Board reviewed these factors with its independent counsel.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department (the “SID”) and Brown Brothers Harriman & Co. (“BBH”)

The Board received and considered information, during the in person meeting held on December 8, 2009, and during the past year, regarding the nature, extent and quality of services provided to the Funds by BBH’s Mutual Fund Advisory Department (“SID”) and BBH. The Board noted that, under the Agreement and with respect to each Fund, the SID, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds’ investment objective and policies. The Board also noted that BBH provides administrative services to each Fund.

The Board considered the scope and quality of services provided by the SID and BBH under the Agreement. The Board also considered the policies and practices that BBH follows in allocating the portfolio transactions of each Fund, including the policies and practices of each Fund and BBH regarding best execution, “soft dollars” and directed brokerage. The Board considered the scope and quality of BBH’s compliance and internal audit function. The Board also considered BBH’s capabilities in providing directly certain administrative services that had previously been provided by the Funds’ sub-administrator, including information about other fund complexes that currently obtained such services from BBH. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-today portfolio management of the Funds. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to each of the Funds under the Agreement.

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2009 (unaudited)

With regard to the Sub-advisers, the Board considered the nature, quality and extent of the services provided by each Sub-adviser, particularly portfolio management in light of the narrower scope of services performed by the Sub-advisers, and concluded that the services are appropriate and consistent with their agreements.

Investment Results

The Board received and considered performance information for each Fund. The Board considered the investment results of each Fund as compared with one or more selected securities indices and, in the case of the BBH Money Market Fund, to the average performances of a group of retail money market funds and a group of institutional money market funds. In addition to the information received by the Board at the December 8, 2009 meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. The Board reviewed information showing performance of each Fund over the 3-month, 1-, 3-, and 5- year periods ended October 31, 2009 and in calendar 2008, and it compared the performance information to an appropriate securities index over comparable periods.

In their review, the Board noted that the performance of each Fund compared favorably to its benchmark index, with results in different periods modestly above or below the benchmark. They noted that BBH Core Select outperformed the S&P 500 in each period presented, and that BBH Broad Market Fund modestly underperformed the Barclays Aggregate Bond Index in each period. The Trustees acknowledged that it is difficult for a fund to replicate the performance of the Barclays index due to the very large number of securities contained in the index and the lesser liquidity in the bond market compared to public equity markets.

Fee Rates

The Board considered the fee rates paid by each Fund to BBH in light of the nature, extent and quality of the services provided by BBH to the Funds. The Board also considered and reviewed any fee waiver arrangements that were in place for the Funds and considered the actual fee rates, after taking into account any waivers. The Board considered the depth and range of services provided under the Agreement, noting that BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. The Board received and considered information comparing the Funds’ investment advisory and administration fees and Funds’ net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of these fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability to BBH

The Board reviewed BBH’s profitability data for each Fund for the nine months ended September 30, 2009, and for the year-earlier period. The data included the effect of revenue generated by the shareholder servicing and administration fees paid by each Fund. The Board also reviewed the allocation methods used in

FINANCIAL STATEMENT DECEMBER 31, 2009	25

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2009 (unaudited)

preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses. The Board focused on profitability of BBH’s relationships with the Funds before taxes and distribution expenses. The Board concluded that BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Funds.

The Board considered other benefits received by BBH as a result of the relationship with the Funds. These other benefits include proprietary research received from brokers that execute the Funds’ purchases and sales of securities, fees received for being the Funds’ administrator, custodian and securities lending agent and shareholder servicing fees from certain of the Funds. In light of the costs of providing services pursuant to the Agreement with the Funds as well as BBH’s commitment to the Funds, the ancillary benefits that the SID and BBH received were considered reasonable.

Economies of Scale

The Board noted that, except in the case of the BBH Money Market Fund, the fee schedules for the Funds do not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Funds’ current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund. The Board concluded that the fees paid by each Fund to BBH were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by BBH.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it

BBH MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2009 (unaudited)

would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Funds. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Funds have designated a chief compliance officer and have adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Funds’ chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT DECEMBER 31, 2009	27

ADMINISTRATOR		INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN		MUTUAL FUND ADVISORY
140 BROADWAY		DEPARTMENT (SID) OF
NEW YORK, NY 10005		BROWN BROTHERS HARRIMAN
140 BROADWAY
DISTRIBUTOR		NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not required for this semi-annual report on Form N-CSR.

(a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ John A. Gehret

John A. Gehret
Title: President (Principal Executive Officer)
Date: March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ John A. Gehret

John A. Gehret
Title: President (Principal Executive Officer)
Date: March 5, 2010

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: March 5, 2010